NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Debt Disclosure [Abstract]
Schedule of notes payable

	January 31, 2025	October 31, 2024
Convertible Promissory Notes	$725,000	$725,000
Unamortized discount	(39,000)	(45,000)
Total Notes Payable	$686,000	$680,000

	October 31, 2024	October 31, 2023
Convertible Promissory Notes	$725,000	$725,000
Unamortized discount	(45,000)	(68,000)
Total Notes Payable	$680,000	$657,000